Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (118,144)	$ 17,380	$ (172,399)	$ (1,109,397)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation, depletion and amortization	0	121,945	0	264,657
Amortization of debt issuance costs	0	52,816	47,206	205,697
Asset retirement obligation accretion	0	1,143	0	3,260
Amortization of long-term debt discount	0	202,781	1,165	280,256
Accretion of participation liability	0	27,377	0	108,503
Stock-based compensation expense	0	15,000	0	258,731
Change in fair value of warrant and conversion feature liabilities	0	(74,619)	(2,523)	761,076
Change in operating assets and liabilities:
Accounts receivable	(4,900)	(102,789)	340	(252,247)
Other assets	(50,000)	(26,951)	50,000	42,977
Accounts payable	1,945	47,548	96,952	93,721
Other liabilities	0	(73,213)	88,085	(179,968)
Net cash from operating activities	(171,099)	208,418	108,826	477,266
Cash flows from investing activities
Purchase of furniture and equipment	0	0	0	(2,014)
Purchase of oil and gas properties	(40,000)	0	(309,247)	(309,247)
Capital expenditures on oil and gas properties	(41,865)	(824,964)	(919,639)	(3,087,047)
Net cash from investing activities	(81,865)	(824,964)	(1,228,886)	(3,398,308)
Cash flows from financing activities
Debt issuance costs	0	0	(422,524)	(400,051)
Pre-issuance equity offering costs	0	(199,849)	0	(525,291)
Proceeds from issuance of common stock and warrants	409,900	4,224,000	0	1,340,155
Proceeds from exercise of warrants	0			45,289
Repayment of note payable	0	0	(642,753)	(642,753)
Proceeds from issuance of notes payable	0	0	3,400,000	3,400,000
Net cash from financing activities	409,900	4,024,151	2,334,723	3,217,349
Net change in cash and cash equivalents	156,936	3,407,605	1,214,663	296,307
Cash and cash equivalents Beginning of period	0	453,243	156,936	156,936
Cash and cash equivalents End of period	156,936	3,860,848	1,371,599	453,243
Supplemental cash flow information:
Interest paid	0	68,000	33,942	242,702
Interest capitalized (non-cash)	0	105,430	51,109	225,529
Noncash investing and financing activities:
Capital expenditures included in accounts payable	0	355,121	0	84,365
Issuance of notes payable for oil and gas	285,668	0	357,085	357,085
Issuance of warrants to placement agent	0	0	143,948	0
Issuance of restricted shares	0	15,000	0	0
Warrant liability settled on exercise	0	0	0	136,015
Recognition of liabilities for issuance of:
Series A warrants	0	0	0	1,188
Series B warrants	0	0	0	143,948
Series C warrants	0	0	0	274,516
Series D warrants	0	0	0	49,385
Recognition of conversion feature liability	0	0	0	26,771
Recognition of participation liability	0	0	0	737,886
Asset retirement obligations incurred	0	0	0	4,588
Issuance of restricted shares	$ 0	$ 0	$ 0	$ 15,000